Segment Information Segment Information, Geographical Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales	$ 2,353.8	$ 2,303.2	$ 2,282.9	$ 2,267.7	$ 2,463.5	$ 1,382.1	$ 792.9	$ 761.1	$ 9,207.6	$ 5,399.6	$ 3,001.4
Segment Reporting Information, Segment Income									718.3	531.7	443.0
Foreign Operations [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Net sales									1,238.6	639.0	267.9
Segment Reporting Information, Segment Income									48.7	62.1	32.9
Long-Lived Assets	$ 496.7				$ 513.1				$ 496.7	$ 513.1	$ 96.8
Segment Reporting Information, Percentage of Net Sales to Unaffiliated Customers									13.50%	11.80%	8.90%
Segment Reporting Information, Percentage of Segment Income									6.80%	11.70%	7.90%
Segment Reporting Information, Percentage of Long-Lived Assets	8.90%				9.30%				8.90%	9.30%	7.70%